Net Income Per unit	9 Months Ended
Sep. 30, 2021
Earnings Per Unit [Abstract]
Net Income Per Unit
4. NET INCOME PER UNIT
The Company has three classes of common unit, Class A, B, and C. Basic and diluted earnings per unit (“EPU”) attributable to common unit holders for Class A, B, and C common units were the same because they were entitled to the same liquidation and dividend rights.

The computation of basic and diluted EPU is as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2020	2019	2021	2020

			(unaudited)
Net income (loss) attributable to common members	$7,327	$5,487	$6,688	$(288)
Weighted-average common units outstanding:
Basic	43,399,728	43,367,583	43,499,745	43,395,968
Diluted	43,399,728	43,367,583	47,841,702	43,395,968
Net income (loss) per common unit:
Basic	$0.17	$0.13	$0.15	$(0.01)
Diluted	$0.17	$0.13	$0.14	$(0.01)
For the year ended December 31, 2020 and 2019, 4,970,375 and 5,737,250 units of potentially dilutive equity-based awards outstanding, respectively, were excluded from the computation of diluted net income (loss) per common unit as their effect was anti-dilutive. For the nine months ended September 30, 2021 and 2020 (unaudited), 1,142,818 and 5,132,875 units of potentially dilutive equity-based awards outstanding, respectively, were excluded from the computation of diluted net income (loss) per common unit as their effect was anti-dilutive.